Long-Term Payables (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Payables [Abstract]
Schedule of Long-Term Payables
	As of December 31,
	2023	2022
	US$	US$
Payables for purchasing mining equipment – non-current portion
Opening balance	109,435,141	—
Addition	—	109,435,141
Repayment	(6,999,939)	—
Closing balance	102,435,202	109,435,141